Loans and Borrowings - Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Lease Liabilities [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2024 - 2029	2024 - 2029
Original value	$ 45,091	$ 42,536
Carrying amount	$ 15,359	$ 16,658
Lease Liabilities [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	2.00%	2.00%
Lease Liabilities [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	12.00%	12.00%
INR 1 [Member] | Secured bank loans [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2024 - 2030	2024 - 2030
Original value	$ 6,595	$ 4,961
Carrying amount	$ 4,603	$ 3,726
INR 1 [Member] | Secured bank loans [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	7.00%	7.00%
INR 1 [Member] | Secured bank loans [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	10.00%	10.00%
USD [Member] | Convertible notes [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	7.39%	7.39%
Year of maturity	2026	2026
Original value	$ 230,000	$ 230,000
Carrying amount	$ 216,075	$ 201,240